Stock-Based Compensation - Summary of Activity of Service-based Units and Weighted-average Fair Market Value per Unit (Detail) - Wilco Holdco Inc - Service-based Incentive Unit - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Share Based Compensation Arrangement [Line Items]
Units, Outstanding beginning balance	48,667,422	43,071,537	35,651,263
Units, Issued	4,170,049	17,086,750	15,446,621
Units, Forfeited	(1,985,215)	(11,490,865)	(8,003,118)
Units, Redeemed			(23,229)
Units, Outstanding at end of period	50,852,256	48,667,422	43,071,537
Units, Outstanding and vested at beginning of period	24,614,338	19,244,975	11,115,315
units, Vested	6,749,005	5,369,363	8,152,889
Units, Redeemed			(23,229)
Units, Outstanding and vested at end of period	31,363,343	24,614,338	19,244,975
Units, Outstanding and unvested at end of period	19,488,913	24,053,084	23,826,562
FMV, Outstanding at beginning of period	$ 0.34	$ 0.36	$ 0.40
FMV, Issued	0.31	0.27	0.28
FMV, Forfeited	0.31	0.31	0.39
FMV, Redeemed			0.39
FMV, Outstanding at end of period	0.32	0.34	0.36
FMV, Outstanding and vested at beginning of period	0.38	0.39	0.39
FMV, Vested	0.29	0.36	0.37
FMV, Redeemed			0.39
FMV, Outstanding and vested at end of period	0.36	0.38	0.39
FMV, Outstanding and unvested at end of period	$ 0.25	$ 0.29	$ 0.34